Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the condensed balance sheet date up to the date that the unaudited condensed financial statements were issued. Based upon this review, other than the below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

On July 1, 2025, the Company withdrew $1,000,000 from the Trust Account for working capital purposes.

On July 30, 2025, the Company entered into a director agreement with each of William Sherman, Paul Lapping and Stephen Murphy, pursuant to which, in connection with each director’s continuing service as a director of the Company, the Company agreed to pay each director compensation of $75,000 per annum.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, except as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.